Income Taxes Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	12 Months Ended					12 Months Ended												12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013 Smurfit Stone [Member]	Sep. 30, 2013 Smurfit Stone [Member]	Sep. 30, 2013 State and Local Jurisdiction [Member]	Sep. 30, 2012 State and Local Jurisdiction [Member]	Sep. 30, 2013 Foreign Country [Member]	Sep. 30, 2012 Foreign Country [Member]	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 Minimum [Member] State and Local Jurisdiction [Member]	Sep. 30, 2013 Minimum [Member] Foreign Country [Member]	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2013 Maximum [Member] State and Local Jurisdiction [Member]	Sep. 30, 2013 Maximum [Member] Foreign Country [Member]	Sep. 30, 2013 Cellulosic Biofuel Producer Credit [Member]	Sep. 30, 2012 Cellulosic Biofuel Producer Credit [Member]	Sep. 30, 2013 Alternative Minimum Tax Credits [Member]	Sep. 30, 2012 Alternative Minimum Tax Credits [Member]	Sep. 30, 2013 Other Federal Credit Carryforwards [Member]	Sep. 30, 2012 Other Federal Credit Carryforwards [Member]	Sep. 30, 2013 Other Federal Credit Carryforwards [Member] Minimum [Member]	Sep. 30, 2013 Other Federal Credit Carryforwards [Member] Maximum [Member]
Deferred income tax assets:
Accruals and allowances	$ 23.5	$ 25.2
Employee related accruals and allowances	104.8	107.5
Pension obligations	333.3	489.0
State net operating loss carryforwards	68.3	44.2
State credit carryforwards, net of federal benefit	49.1	47.0
CBPC and other federal tax credit carryforwards	233.6	225.6
Federal net operating loss carryforwards	207.0	146.4
Restricted stock and options	30.5	22.4
Other	28.8	21.9
Valuation allowances	(36.2)	(42.3)
Total	1,042.7	1,086.9
Deferred income tax liabilities:
Property, plant and equipment	1,477.2	1,439.0
Deductible intangibles and goodwill	287.0	283.8
Inventory reserves	80.5	80.2
Deferred gain	31.0	31.0
Other	0.5	0.7
Total	1,876.2	1,834.7
Net deferred income tax liability	833.5	747.8
Current deferred tax asset	209.1	104.0
Current deferred tax liability	0	0.1
Long-term deferred tax asset	20.5	37.1
Long-term deferred tax liability	1,063.1	888.8
Operating Loss Carryforwards	605.8	418.4			1,543.0	1,160.0	112.0	27.3
Operating loss carryforward expiration									Oct. 01, 2029	Oct. 01, 2014	Oct. 01, 2016	Sep. 30, 2031	Sep. 30, 2032	Sep. 30, 2033
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions			254.1	254.1
Operating Loss Carryforwards, Valuation Allowance					4.4	3.2	7.3	4.2
Tax Credit Carryforward, Deferred Tax Asset					49.1	47.0
Tax Credit Carryforward, Expiration Date																					Oct. 01, 2018	Sep. 30, 2033
Excess Tax Benefit from Share-based Compensation Not Yet Realized	14.2	10.3
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	68.3	44.2
Tax credit carryforward															138.1	145.6	79.7	71.8	15.8	8.2
Tax credit carryforward, valuation allowance					24.2	29.9
Deferred Income Taxes and Other Assets, Current	209.1	104.0
Tax Credit Carryforward, Years to Expiration										5 years			10 years
Undistributed Foreign Earnings	158.3
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	$ 7.1